Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2018 and 2017:

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$69,105	$—	$69,105	$—

Liabilities
Derivative liabilities	$29,321	$—	$29,321	$—

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$48,896	$—	$48,896	$—

Schedule of carrying amounts and fair values of most significant financial instruments
The carrying amounts and fair values of our most significant financial instruments as of December 31, 2018 and 2017 were as follows:

	December 31, 2018
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,204,018		$1,204,018	$1,204,018	$—	$—
Restricted cash	211,017		211,017	211,017	—	—
Derivative assets	69,105		69,105	—	69,105	—
	$1,484,140		$1,484,140	$1,415,035	$69,105	$—
Liabilities
Debt	$29,668,203	(a)	$29,031,153	$—	$29,031,153	$—
Derivative liabilities	29,321		29,321	—	29,321	—
	$29,697,524		$29,060,474	$—	$29,060,474	$—

(a)	Excludes debt issuance costs and debt discounts.

	December 31, 2017
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,659,669		$1,659,669	$1,659,669	$—	$—
Restricted cash	364,456		364,456	364,456	—	—
Derivative assets	48,896		48,896	—	48,896	—
	$2,073,021		$2,073,021	$2,024,125	$48,896	$—
Liabilities
Debt	$28,580,800	(a)	$29,074,375	$—	$29,074,375	$—
	$28,580,800		$29,074,375	$—	$29,074,375	$—

(a)	Excludes debt issuance costs and debt discounts.